Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Net, Classification [Abstract]
Loan basis difference	$ 102,700	$ 103,660
Net operating loss and AMT carryforward	45,533	42,856
OREO basis difference	29,384	13,146
Allowance for loan losses	22,304	13,524
Stock based compensation	10,703	3,242
CD premium	10,664	10,567
Other		1,619
Total gross deferred tax assets	221,288	188,614
FDIC indemnification assets	(19,233)	(27,576)
Borrowings	(12,935)	(15,892)
Net unrealized gains on securities available for sale	(5,833)	(5,099)
Other	(130)
Total gross deferred tax liabilities	(38,131)	(48,567)
Net temporary differences	183,157	140,047
Valuation allowance
Net deferred tax asset	$ 183,157	$ 140,047